Commitments and Contingencies - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Product Liability Contingency [Line Items]
Guarantor obligations, expiration term	one year
Guarantor Obligations, liquidation proceeds, percentage	85.00%
Performance Guarantee
Product Liability Contingency [Line Items]
Guarantor obligations, maximum exposure, undiscounted	$ 20.0
Financial Guarantee
Product Liability Contingency [Line Items]
Guarantor obligations, maximum exposure, undiscounted	6.1
Customers' Financing Arrangements Guarantee
Product Liability Contingency [Line Items]
Guarantor obligations, maximum exposure, undiscounted	2.1
Guarantor obligations, maximum exposure, undiscounted, net	$ 0.4